Description Of Organization And Business Operations (Details)	3 Months Ended	12 Months Ended
	Mar. 30, 2011	Dec. 31, 2012
Description of Organization and Business Operations [Abstract]
Entity Date Of Incorporation		Mar. 14, 2008
Initial Offering Completion Date		Jul. 1, 2008
Vessel Acquisition Consumation Date		May 28, 2010
Common Stock Exchanged For 1,000 Series C Preferred Shares, Number Stock	7,676,000
Series C Convertible Preferred Stock	1,000
Navios Holdings Voting Power of Navios Acquisition		45.00%
Navios Holdings Economic Interest of Navios Acquistion		53.70%
Shares of Common Stock Outstanding		40,517,413
Preferred Stock Shares Outstanding		4,540
Convertible Preferred Stock		600
Public Warrants Outstanding		6,037,994
Units Included In Shares and Warrants		12,752